Equipment, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	$ 123,799	$ 142,518	$ 525,295	$ 607,138
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses			$ 446,485	$ 607,138